CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Total revenues	$ 2,329.9	$ 2,166.8	$ 2,064.9
Operating expenses:
Total cost of revenues	304.4	258.1	226.5
Research and development	349.9	292.7	252.8
Selling and marketing	675.2	597.8	569.9
General and administrative	116.1	110.7	111.5
Total operating expenses	1,445.6	1,259.3	1,160.7
Operating income	884.3	907.5	904.2
Financial income, net	44.0	42.1	66.6
Income before taxes on income	928.3	949.6	970.8
Taxes on income	131.4	134.0	124.2
Net income	$ 796.9	$ 815.6	$ 846.6
Basic earnings per ordinary share	$ 6.37	$ 6.13	$ 6.03
Number of shares used in computing basic earnings per share	125,205,504	133,121,763	140,495,886
Diluted earnings per ordinary share	$ 6.31	$ 6.08	$ 5.96
Number of shares used in computing diluted earnings per share	126,338,989	134,110,048	141,977,992
Products and licenses
Revenues:
Total revenues	$ 554.9	$ 513.9	$ 513.6
Operating expenses:
Total cost of revenues	145.6	110.7	96.8
Security subscriptions
Revenues:
Total revenues	858.0	755.2	671.1
Operating expenses:
Total cost of revenues	41.4	35.9	26.4
Software updates and maintenance
Revenues:
Total revenues	917.0	897.7	880.2
Operating expenses:
Total cost of revenues	105.5	103.0	96.7
Amortization of technology
Operating expenses:
Total cost of revenues	$ 11.9	$ 8.5	$ 6.6